Note 3 - Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 3:	Notes Receivable

Effective July 2012, the Company sold a company-owned clinic, including the license agreement, equipment, and customer base, in exchange for a $90,000 unsecured promissory note. The note bears interest at 6% per annum for fifty-four months and requires monthly principal and interest payments over forty-two months, beginning August 2013 and maturing January 2017.

Effective July 2015, the Company entered into two license transfer agreements, in exchange for $10,000 and $29,925 in separate unsecured promissory notes.  The non-interest bearing notes require monthly principal payments over 24 months, beginning on September 1, 2015 and maturing on August 1, 2017. Effective July 2015, the Company entered into a license transfer agreement, in exchange for $29,925 in an unsecured promissory note.  The note bearings interest at 4.0% per annum, and requires monthly principal payments over 12 months, beginning on August 1, 2015 and maturing on July 1, 2016.

The outstanding balance of the notes as of September 30, 2015 and December 31, 2014 were $87,557 and $59,269, respectively.

Note 3:      Notes Receivable

Effective July 2012, we sold the assets of our company-owned clinic, including the equipment and customer base, in exchange for a $90,000 promissory note. The note bears interest at 6% per annum for fifty-four months and requires monthly principal and interest payments over forty-two months, beginning August 2013 and maturing January 2017. The outstanding balance on the note as of December 31, 2014 and 2013 was $59,269 and $85,198, respectively and is uncollateralized.

Note Receivable — Related Party

Effective October 2012, a stockholder and former director of the Company transferred ownership in his clinic to a third party. In connection with this transaction we assessed a contractual transfer fee of $21,750 and accepted the promissory note as payment. The note has not been formalized with terms, including interest rate or payment schedules and, accordingly, is presented as a long-term note receivable in the accompanying consolidated balance sheets.  Due to the uncertainty surrounding the collectability of the note, we reserved the note in full as of December 31, 2014.